Allowance For Doubtful Accounts (Allowance For Doubtful Accounts) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 60	$ 69
Charge during the year	52	47
Written-off	(64)	(56)
Ending balance	$ 48	$ 60